Net (Loss) Income Per Share (Details) - Schedule of basic and diluted (loss) income per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) income attributable to Aptorum Group Limited	$ (25,048,389)	$ 6,311,340	$ (18,686,762)
Denominator:
– Basic	35,033,970	31,135,882	29,008,445
– Diluted	35,033,970	31,534,473	29,008,445
Net (loss) income per share attributable to Aptorum Group Limited
– Basic	$ (0.71)	$ 0.2	$ (0.64)
– Diluted	$ (0.71)	$ 0.2	$ (0.64)